Accounts Receivable - Summary of Accounts Receivable (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Accounts receivable, gross	$ 29,962	$ 16,726
Allowance for doubtful accounts	(696)	(271)
Total Accounts receivable, net	$ 29,266	$ 16,455